CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 216		$ 103
Short-term deposits	13		12
Cash and cash equivalents, net	$ 229	$ 294	$ 115	$ 322	$ 177	$ 173